Note 10 - Non-Wholly Owned Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 South Star [Member] AGL Resources Inc [Member]	Dec. 31, 2013 South Star [Member] Piedmont [Member]	Dec. 31, 2012 South Star [Member] Piedmont [Member]	Dec. 31, 2011 South Star [Member] Piedmont [Member]	Sep. 30, 2013 South Star [Member]	Dec. 31, 2013 South Star [Member]	Dec. 31, 2012 South Star [Member]	Dec. 31, 2011 South Star [Member]	Dec. 31, 2013 Total Joint Venture [Member] Sawgrass Storage [Member]	Dec. 31, 2013 Net of Tax [Member] Sawgrass Storage [Member]	Dec. 31, 2013 Triton [Member]	Dec. 31, 2012 Triton [Member]	Dec. 31, 2013 Horizon Pipeline [Member]	Dec. 31, 2012 Horizon Pipeline [Member]	Dec. 31, 2013 Sawgrass Storage [Member] ft3	Dec. 31, 2013 Sawgrass Storage [Member] ft3	Dec. 31, 2012 Sawgrass Storage [Member]	Dec. 31, 2013 Minimum [Member] Nicor Gas [Member]	Dec. 31, 2013 Maximum [Member] Nicor Gas [Member]
Note 10 - Non-Wholly Owned Entities (Details) [Line Items]
Equity Method Investment, Ownership Percentage				85.00%	15.00%											50.00%		50.00%	50.00%
Payments to Acquire Property, Plant, and Equipment	$ 731	$ 775	$ 427						$ 3	$ 1	$ 2
Payments of Ordinary Dividends, Noncontrolling Interest	17	14	16		17	14	16
Increase in Number of Customers								108,000
Proceeds from Contributions from Affiliates	22.0							22.5
Income (Loss) from Equity Method Investments	3	13	1											9	11
Percentage of Plant Capacity																					70.00%	80.00%
Underground Natural Gas Storage Facility, Working Gas Capacity (in Cubic Feet)																		30,000,000,000	30,000,000,000
Equity Method Investment, Other than Temporary Impairment												16	5					8	8
Equity Method Investments	86	99												70	73	15	17	1	1	9
Proceeds from Equity Method Investment, Dividends or Distributions	$ 17	$ 14